Note 7 - Accounts Payable and Accrued Expenses (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 27, 2016	Jan. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accrued Payroll Taxes, Possible Reduced Amount			$ 5,000		$ 5,000
Accrued Bonuses, Current					80,000
Selling, General and Administrative Expense			$ 1,055,055	$ 930,907	$ 3,714,398	$ 3,551,522
Stock Issued During Period, Shares, Issued to Settle Accrued Interest Liability			310,404	282,240
Interest Expense [Member]
Stock Issued During Period, Grant Date Fair Value, Issued to Settle Accrued Interest Liability			$ 178,929	$ 99,492
Chief Executive Officer [Member]
Accrued Bonuses, Current	$ 60,000
Bonuses Paid	$ 20,000	$ 40,000
Consultants [Member]
Stock Issued During Period, Shares, Issued for Services			144,545	192,214	2,342,264	631,643
Selling, General and Administrative Expense			$ 82,480	$ 73,658	$ 993,078	$ 360,364